Cash and cash equivalents (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents
Total cash and cash equivalents	₽ 7,300	₽ 47,462
Gross carrying amount
Cash and cash equivalents
Correspondent accounts with Central Bank of Russia (CBR)		3,025
Cash with banks and on hand	1,529	9,833
Short-term CBR deposits		27,100
Other short-term bank deposits	₽ 5,771	7,507
Expected credit loss allowance / Impairment
Cash and cash equivalents
Total cash and cash equivalents		₽ (3)